Income Taxes - Changes in Deferred Net Income Tax Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	$ 375.9	$ 497.9
Amounts recorded in the consolidated statement of earnings	(57.9)	(83.8)
Amounts recorded in total equity	26.1	26.4
Acquisitions of subsidiaries (note 23)	6.0	(64.9)
Deconsolidation of non-insurance subsidiary (note 23)	(1.8)
Assets held for sale (note 23)		(2.2)
Foreign exchange effect and other	5.6	2.5
Deferred tax asset, ending balance	357.5	375.9
Operating and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	119.2	107.4
Amounts recorded in the consolidated statement of earnings	105.0	(11.7)
Amounts recorded in total equity	0.4	2.5
Acquisitions of subsidiaries (note 23)	(0.1)	22.9
Deconsolidation of non-insurance subsidiary (note 23)	0.5
Assets held for sale (note 23)		0.0
Foreign exchange effect and other	12.3	(1.9)
Deferred tax asset, ending balance	236.3	119.2
Provision for losses and loss adjustment expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	145.3	134.7
Amounts recorded in the consolidated statement of earnings	22.5	8.8
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	0.0
Deconsolidation of non-insurance subsidiary (note 23)	0.0
Assets held for sale (note 23)		0.0
Foreign exchange effect and other	1.0	1.8
Deferred tax asset, ending balance	168.8	145.3
Provision for unearned premiums
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	119.9	96.8
Amounts recorded in the consolidated statement of earnings	21.8	23.1
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	0.0
Deconsolidation of non-insurance subsidiary (note 23)	0.0
Assets held for sale (note 23)		0.0
Foreign exchange effect and other	0.0	0.0
Deferred tax asset, ending balance	141.7	119.9
Deferred premium acquisition costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(96.9)	(81.1)
Amounts recorded in the consolidated statement of earnings	(19.3)	(16.0)
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	0.0
Deconsolidation of non-insurance subsidiary (note 23)	0.0
Assets held for sale (note 23)		0.0
Foreign exchange effect and other	0.1	0.2
Deferred tax asset, ending balance	(116.1)	(96.9)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(428.2)	(419.6)
Amounts recorded in the consolidated statement of earnings	37.9	28.3
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	(29.5)
Deconsolidation of non-insurance subsidiary (note 23)	0.0
Assets held for sale (note 23)		0.0
Foreign exchange effect and other	0.8	(7.4)
Deferred tax asset, ending balance	(389.5)	(428.2)
Investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	128.0	314.9
Amounts recorded in the consolidated statement of earnings	(110.8)	(181.0)
Amounts recorded in total equity	0.6	(11.4)
Acquisitions of subsidiaries (note 23)	0.0	0.0
Deconsolidation of non-insurance subsidiary (note 23)	0.0
Assets held for sale (note 23)		0.8
Foreign exchange effect and other	6.1	4.7
Deferred tax asset, ending balance	23.9	128.0
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	211.0	118.9
Amounts recorded in the consolidated statement of earnings	(36.0)	92.5
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.1	0.0
Deconsolidation of non-insurance subsidiary (note 23)	0.0
Assets held for sale (note 23)		0.0
Foreign exchange effect and other	(0.3)	(0.4)
Deferred tax asset, ending balance	174.8	211.0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	177.6	225.9
Amounts recorded in the consolidated statement of earnings	(79.0)	(27.8)
Amounts recorded in total equity	25.1	35.3
Acquisitions of subsidiaries (note 23)	6.0	(58.3)
Deconsolidation of non-insurance subsidiary (note 23)	(2.3)
Assets held for sale (note 23)		(3.0)
Foreign exchange effect and other	(14.4)	5.5
Deferred tax asset, ending balance	$ 117.6	$ 177.6